Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 — RELATED PARTY TRANSACTIONS

Due from related parties consists of the following:

		As of
Name	Related party relationship	June 30, 2025	December 31, 2024
Zhaohui Chen	Director of Shanghai TD Manufacturing	$-	$9,962
Yun Zhang	Director of Shanghai TD Installation	-	548
Qi Qin	Supervisor of Shanghai TD Manufacturing in 2021	-	4,795
Shanghai Muling Industry Co., LTD	An entity controlled by Jiling Cheng	-	1,189,492
Total due from related parties		$-	$1,204,797

The Company has, in the past, advanced cash to related parties for business purpose and recorded advances as due from related parties in the consolidated financial statements. Such advances are non-interest bearing and due upon demand. Since the large amount is recovered, there is no impairment. As of June 30, 2025, all of the balance of other receivable from related party have been subsequently collected.

Due to related parties consists of the following:

		As of
Name	Related party relationship	June 30, 2025	December 31, 2024
Yue Xu	Director of Shanghai TD Installation	$-	$-
Jiling Cheng	Supervisor of Shanghai TD Parking and Shanghai TP Parking	-	3,669
Zhejiang Xinghang Precision Machinery Co., LTD	An entity controlled by Jiling Cheng	-	46,580
Shanghai Liqing Information Technology Co. LTD	An entity controlled by Zixuan Chen	-	5,480
Bin Lu	Principal shareholder, Director, Juridical person, Chief Executive Officer.	-	47,091
Total due to related parties		$-	$102,820

As of June 30, 2025 and December 31, 2024, the balance due to related parties was used for working capital during the Company’s normal course of business. These advances are non-interest bearing and due on demand.